Accounts Receivable - Schedule of Movement of allowance of Expected Credit Loss (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable [Abstract]
At the beginning of the year	¥ (1,601)	$ (223)	¥ (37)
Additions	(6)	(1)	(1,564)
At the end of the period	¥ (1,607)	$ (224)	¥ (1,601)